Supplementry Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2024
Supplementry Financial Statement Information [Abstract]
Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative)
	Six months ended June 30,
	2024	2023
Salary and related expenses	-	392
Consultants and subcontractors	-	112
Royalties	-	79
	-	583
Operating costs not attributed to projects (mainly salary and related expenses) *	408	610
	408	1,193
*	Cost and expenses relating to periods in which the plant did not operate in full capacity.
RESEARCH AND DEVELOPMENT, NET (U.S. dollars in thousands):
	Six months ended June 30,
	2024	2023
Salary and related expenses	1,363	1,332
Consultants and subcontractors	210	188
Expenditure on materials	39	59
Depreciation and other	19	53
Office maintenance	177	173
	1,808	1,805
Less - Government Grants	-	(94)
	1,808	1,711

SELLING AND MARKETING (U.S. dollars in thousands):
	Six months ended June 30,
	2024	2023

Salary and related expenses	439	548
Office maintenance	18	18
Project Promotion	21	32
Consultants	51	59
Other	87	30
	616	687
GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):
	Six months ended June 30,
	2024	2023

Salary and related expenses	934	1,322
Office maintenance	91	88
Consultants and insurance	945	903
Allowance for credit losses	289	-
Depreciation and other	54	96
	2,313	2,409

Schedule of Financial Income	Financial income:
	Six months ended June 30,
	2024	2023
Interest income	76	90
Fair value adjustments of warrants (Note 5A)	4,114	-
Warrants issuance costs	(473)	-
Exchange rate differences, Net	172	56
Bank fees	(10)	(7)
Other adjustment of royalty obligation	-	20
	3,879	159

Schedule of Basic and Diluted Loss Per Share	Basic and diluted loss per share is computed as follows:
	Six months ended June 30,
	2024	2023
Numerator ($ in thousands):
Net loss for the year, as reported, attributable to shareholders	(1,581)	(5,328)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the year*	2,941,377	1,749,876
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)	568,951	15,266
Denominator for basic and diluted loss per share - weighted number of Ordinary Shares	3,510,328	1,765,142

Basic and dilutive loss per Ordinary Share (in dollars)	(0.45)	(3.02)
*	Including the equivalent of the weighted average number of fully vested restricted shares granted during the period of six month ended June 30, 2024 (see Note 5B) of 55,202 shares, that were formally issued subsequent to June 30, 2024).